SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Related Party Transactions [Abstract]
Management fees	$ 60,000	$ 25,000	$ 146,666	$ 41,067
Management salaries and benefits included in personnel expenses	437,767	305,751	1,719,195	1,338,762
Share-based payments	(35,525)	(101,304)	655,145	720,222
Related party transactions	$ 462,241	$ 229,447	$ 2,521,007	$ 2,100,051